Consolidated Condensed Statements of Operations (Unaudited) (Q3) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Grants and contracts	$ 43,645			$ 269,635			$ 262,942	$ 744,521	$ 1,113,421	$ 1,138,187
Operating expenses:
Research and development	117,844			262,410			506,059	1,375,409	1,656,427	3,619,103
General and administrative	698,896			525,621			1,566,501	1,449,281	1,817,830	2,318,990
Total operating expenses	816,740			788,031			2,072,560	2,824,690	3,474,257	5,938,093
Loss from operations	(773,095)			(518,396)			(1,809,618)	(2,080,169)	(2,360,836)	(4,799,906)
Other income (expense):
Interest and other income	(2,834)			14,246			508,878	32,528	(404,722)	126,127
Foreign exchange loss	(370)			251			(757)	(808)	(1,329)	3,514
Change in value of warrant liability	18,337			36,532			(434,737)	54,176	72,223	962,818
Total other income (expense)	15,133			51,029			73,384	85,896	(333,828)	1,092,459
Net loss	(757,962)	$ (376,545)	$ (601,728)	(467,367)	$ (633,594)	$ (893,312)	(1,736,234)	(1,994,273)	(2,694,664)	(3,707,447)
Net loss attributable to noncontrolling interests	12,574			17,448			32,477	54,583	47,677	95,474
Net loss attributable to Cleveland BioLabs, Inc.	$ (745,388)			$ (449,919)			$ (1,703,757)	$ (1,939,690)	$ (2,646,987)	$ (3,611,973)
Net loss attributable to common stockholders per share of common stock, basic and diluted (in dollars per share)	$ (0.06)			$ (0.04)			$ (0.14)	$ (0.17)	$ (0.23)	$ (0.32)
Weighted average number of shares used in calculating net loss per share, basic and diluted (in shares)	13,002,452			11,298,239			12,103,899	11,298,239	11,298,239	11,293,842